Fair value of financial assets and liabilities - Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements (Detail) - Derivatives [member] - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ (290)	€ (383)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position, total	(290)	(383)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	25	38
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements, total	€ (265)	€ (345)